Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment
Major classifications of premises and equipment, stated at cost, are as follows:

	2016	2015
	(In thousands)

Land, buildings and improvements	$17,025	$15,650
Furniture and equipment	12,164	11,361
Computer software	2,116	2,037
	31,305	29,048
Less accumulated depreciation	(19,421)	(18,602)
Net premises and equipment	$11,884	$10,446